SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.0%
	Banks — 4.8%
	Banks — 4.8%
	Citigroup, Inc.	800,597	$ 49,364,811
			49,364,811
	Capital Goods — 5.1%
	Electrical Equipment — 5.1%
	Vestas Wind Systems A/S	219,942	51,967,453
			51,967,453
	Consumer Durables & Apparel — 4.3%
	Household Durables — 4.3%
[a]	Barratt Developments plc	4,834,780	44,297,489
			44,297,489
	Consumer Services — 1.2%
	Hotels, Restaurants & Leisure — 1.2%
	Galaxy Entertainment Group Ltd.	1,634,462	12,702,608
			12,702,608
	Diversified Financials — 9.1%
	Capital Markets — 3.6%
	Charles Schwab Corp.	696,134	36,922,947
	Consumer Finance — 5.5%
	Capital One Financial Corp.	572,493	56,590,933
			93,513,880
	Energy — 4.9%
	Oil, Gas & Consumable Fuels — 4.9%
	Reliance Industries Ltd.	1,931,506	50,137,910
			50,137,910
	Food & Staples Retailing — 3.5%
	Food & Staples Retailing — 3.5%
	Tesco plc	11,188,086	35,403,544
			35,403,544
	Health Care Equipment & Services — 2.2%
	Health Care Providers & Services — 2.2%
[a]	DaVita, Inc.	194,630	22,849,562
			22,849,562
	Insurance — 4.5%
	Insurance — 4.5%
	NN Group N.V.	1,069,674	46,429,443
			46,429,443
	Materials — 7.3%
	Chemicals — 4.7%
	CF Industries Holdings, Inc.	623,240	24,125,620
[a]	OCI N.V.	1,226,562	23,555,313
	Metals & Mining — 2.6%
	Mineral Resources Ltd.	919,290	26,541,812
			74,222,745
	Media & Entertainment — 8.3%
	Interactive Media & Services — 8.3%
[a]	Alphabet, Inc. Class A	25,761	45,149,759
[a]	Facebook, Inc. Class A	145,263	39,680,041
			84,829,800
	Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
	Biotechnology — 3.6%
	AbbVie, Inc.	342,680	36,718,162

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Pharmaceuticals — 2.4%
	Roche Holding AG	71,626	$ 24,999,926
			61,718,088
	Retailing — 6.5%
	Internet & Direct Marketing Retail — 3.3%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	142,466	33,156,112
	Specialty Retail — 3.2%
	TJX Companies, Inc.	482,777	32,968,842
			66,124,954
	Semiconductors & Semiconductor Equipment — 9.4%
	Semiconductors & Semiconductor Equipment — 9.4%
[a]	Micron Technology, Inc.	316,913	23,825,519
[a]	Qorvo, Inc.	260,981	43,393,311
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,558,114	29,390,007
			96,608,837
	Software & Services — 6.3%
	Information Technology Services — 6.3%
[a]	CACI International, Inc. Class A	103,000	25,680,990
[a]	GDS Holdings Ltd. ADR	414,927	38,853,764
			64,534,754
	Technology Hardware & Equipment — 5.8%
	Technology Hardware, Storage & Peripherals — 5.8%
	Samsung Electronics Co. Ltd.	798,200	59,517,813
			59,517,813
	Telecommunication Services — 6.8%
	Diversified Telecommunication Services — 3.4%
	China Telecom Corp. Ltd.	124,622,045	34,561,641
	Wireless Telecommunication Services — 3.4%
[a]	T-Mobile US, Inc.	257,388	34,708,772
			69,270,413
	Total Common Stock (Cost $593,911,361)		983,494,104
	Short-Term Investments — 4.7%
[b]	Thornburg Capital Management Fund	4,817,109	48,171,089
	Total Short-Term Investments (Cost $48,171,089)		48,171,089
	Total Investments — 100.7% (Cost $642,082,450)		$1,031,665,193
	Liabilities Net of Other Assets — (0.7)%		(6,667,005)
	Net Assets — 100.0%		$1,024,998,188

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	19,446,700	1/14/2021	26,595,873	$ —	$ (1,177,189)
Great Britain Pound	SSB	Sell	6,408,800	1/14/2021	8,764,862	—	(281,065)
Euro	SSB	Sell	10,585,000	2/18/2021	12,944,483	—	(382,311)

Total						—	$(1,840,565)

Net unrealized appreciation (depreciation)							$(1,840,565)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2020 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$69,189,955	$108,948,405	$(129,967,271)	$-	$-	$48,171,089	$16,900